Financial Assets and Financial Liabilities_Carrying Amounts Of Financial Instruments By Category Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 462,288,552	₩ 422,281,432
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	20,274,490	19,817,825
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	50,987,847
Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		32,227,345
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,025,962	3,310,166
Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	319,201,603
Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		290,122,838
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	61,665,094	66,608,243
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	8,133,556	10,195,015
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	52,903,379
Financial assets at fair value through profit or loss | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	50,987,847
Financial assets at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	1,915,532
Financial assets at fair value through profit or loss | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets at fair value through profit or loss | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets at fair value through profit or loss | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Held for trading
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		33,175,335
Held for trading | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held for trading | Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		30,177,293
Held for trading | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		2,998,042
Held for trading | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held for trading | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held for trading | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Designated at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		2,050,052
Designated at fair value through profit or loss | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Designated at fair value through profit or loss | Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		2,050,052
Designated at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Designated at fair value through profit or loss | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Designated at fair value through profit or loss | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Designated at fair value through profit or loss | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Financial assets mandatorily measured at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	35,633,456
Financial assets mandatorily measured at fair value through other comprehensive income | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets mandatorily measured at fair value through other comprehensive income | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets mandatorily measured at fair value through other comprehensive income | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets mandatorily measured at fair value through other comprehensive income | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial assets mandatorily measured at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	35,633,456
Financial assets mandatorily measured at fair value through other comprehensive income | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments designated at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,370,116
Financial instruments designated at fair value through other comprehensive income | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments designated at fair value through other comprehensive income | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments designated at fair value through other comprehensive income | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments designated at fair value through other comprehensive income | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments designated at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	2,370,116
Financial instruments designated at fair value through other comprehensive income | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	371,271,171
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	20,274,490
Financial instruments at amortized cost | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments at amortized cost | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Financial instruments at amortized cost | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	319,201,603
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	23,661,522
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	8,133,556
Loans and receivables
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		320,135,678
Loans and receivables | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		19,817,825
Loans and receivables | Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Loans and receivables | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Loans and receivables | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		290,122,838
Loans and receivables | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Loans and receivables | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		10,195,015
Available-for-sale financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		48,116,263
Available-for-sale financial assets | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Available-for-sale financial assets | Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Available-for-sale financial assets | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Available-for-sale financial assets | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Available-for-sale financial assets | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		48,116,263
Available-for-sale financial assets | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held-to-maturity financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		18,491,980
Held-to-maturity financial assets | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held-to-maturity financial assets | Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held-to-maturity financial assets | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held-to-maturity financial assets | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Held-to-maturity financial assets | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		18,491,980
Held-to-maturity financial assets | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	110,430	312,124
Derivatives held for hedging | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Derivatives held for hedging | Financial assets at fair value through profit or loss (Under IAS 39)
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	110,430	312,124
Derivatives held for hedging | Loans at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0
Derivatives held for hedging | Loans
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets		0
Derivatives held for hedging | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	0	0
Derivatives held for hedging | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial Assets	₩ 0	₩ 0